Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less than one year [Member]
Disclosure of contingent liabilities [line items]
Future minimum lease payments under non-cancellable operating leases	$ 195	$ 202
Between one to five years [Member]
Disclosure of contingent liabilities [line items]
Future minimum lease payments under non-cancellable operating leases	751	784
More than five years [Member]
Disclosure of contingent liabilities [line items]
Future minimum lease payments under non-cancellable operating leases	$ 360	$ 584